Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss is comprised of the following at 31 March 2025:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial Gain	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2024	$0.2	$1.3	$(69.8)	$(68.3)
Other comprehensive (income) loss	(0.1)	0.1	1.6	1.6
Reclassification to Restructuring expenses	—	—	8.3	8.3
Reclassification to Selling, general and administrative expenses	—	—	0.2	0.2
Balance at 31 March 2025	$0.1	$1.4	$(59.7)	$(58.2)